Financial Risk Management - Hedge accounting items designated as hedging instruments (Detail) - Cash flow hedges [member] - Currency swaps [member] ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)
Disclosure of detailed information about hedging instruments [line items]
Notional amount | $	$ 3,000
Carrying amount – assets of hedging instrument		¥ 64,541
Carrying amount – liabilities of hedging instrument
Line item in the statements of financial position where hedging instruments are included	Other financial assets (Current /Non-current)
Average rate of hedging instrument	144.89	144.89
Receivable Rate Of Hedging Instrument	4.85%	4.85%
Payable Rate Of Hedging Instrument	1.71%	1.71%